Wells, Pipelines, Properties, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 1,650,532,712
Changes in property, plant and equipment [abstract]
Translation effect		(47,381,395)	$ 60,182,260	$ (40,731,370)
Ending balance	$ 90,106,477	1,618,916,044	1,650,532,712
Depreciation and amortisation expense		153,518,664	146,850,208	137,555,276
Plugging and abandonment cost		6,704,138	789,805	137,685
Provisions for plugging wells		126,608,358	115,514,750
Transfers against fixed assets		7,773,944	9,696,153	14,306,298
(Impairment) of wells, pipelines, properties, plant and equipment, net	$ (449,579)	(8,077,449)	(53,477,580)	(28,797,518)
Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		4,773,301,181	4,395,700,057
Changes in property, plant and equipment [abstract]
Acquisitions		194,096,080	314,249,530
Reclassifications		622,850	1,188,690
Capitalization		0	0
Disposals		(64,919,910)	(14,217,166)
Translation effect		(59,171,780)	76,380,070
Ending balance		4,843,928,421	4,773,301,181	4,395,700,057
Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(3,122,768,469)	(2,913,377,891)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		(153,518,664)	(146,850,208)
Reclassifications		(622,850)	(1,188,690)
(Impairment)		(126,445,679)	(178,267,680)
Reversal of impairment		118,368,230	124,790,100
Disposals		48,184,670	8,323,710
Translation effect		11,790,385	(16,197,810)
Ending balance		(3,225,012,377)	(3,122,768,469)	(2,913,377,891)
Plants
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		245,505,630
Changes in property, plant and equipment [abstract]
Ending balance		383,177,270	245,505,630
Plants | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		1,147,088,699	1,070,987,449
Changes in property, plant and equipment [abstract]
Acquisitions		14,065,870	11,194,280
Reclassifications		5,228,300	1,357,250
Capitalization		168,334,100	44,796,840
Disposals		(7,437,570)	(5,171,200)
Translation effect		(24,060,380)	23,924,080
Ending balance		1,303,219,019	1,147,088,699	1,070,987,449
Plants | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(901,583,069)	(785,552,629)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		(34,323,900)	(32,590,580)
Reclassifications		(1,290,060)	(330,550)
(Impairment)		(39,761,990)	(119,691,380)
Reversal of impairment		39,467,710	46,899,260
Disposals		6,591,240	4,712,390
Translation effect		10,858,320	(15,029,580)
Ending balance		$ (920,041,749)	(901,583,069)	(785,552,629)
Plants | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates	3.00%	3.00%
Estimated useful lives	20 years	20 years
Plants | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates	5.00%	5.00%
Estimated useful lives	35 years	35 years
Drilling equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 16,733,231
Changes in property, plant and equipment [abstract]
Ending balance		$ 17,121,941	16,733,231
Depreciation rates	5.00%	5.00%
Estimated useful lives	20 years	20 years
Drilling equipment | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 24,307,475	18,913,795
Changes in property, plant and equipment [abstract]
Acquisitions		1,720,400	5,432,300
Reclassifications		(25,430)	0
Capitalization		0	0
Disposals		(3,000,030)	(38,620)
Translation effect		0	0
Ending balance		23,002,415	24,307,475	18,913,795
Drilling equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(7,574,244)	(6,896,584)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		(415,240)	(765,490)
Reclassifications		1,220	53,880
(Impairment)		0	0
Reversal of impairment		0	0
Disposals		2,107,790	33,950
Translation effect		0	0
Ending balance		(5,880,474)	(7,574,244)	(6,896,584)
Pipelines
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		180,314,167
Changes in property, plant and equipment [abstract]
Ending balance		172,213,387	180,314,167
Pipelines | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		507,250,372	491,444,562
Changes in property, plant and equipment [abstract]
Acquisitions		9,362,710	7,180,410
Reclassifications		532,090	397,460
Capitalization		6,574,820	9,245,250
Disposals		(12,463,280)	(994,620)
Translation effect		(23,670)	(22,690)
Ending balance		511,233,042	507,250,372	491,444,562
Pipelines | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(326,936,205)	(308,862,775)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		(13,635,710)	(12,534,800)
Reclassifications		(532,090)	(410,050)
(Impairment)		(34,492,290)	(16,588,490)
Reversal of impairment		29,701,920	10,442,300
Disposals		6,848,320	994,600
Translation effect		26,400	23,010
Ending balance		$ (339,019,655)	(326,936,205)	(308,862,775)
Pipelines | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates	2.00%	2.00%
Estimated useful lives	15 years	15 years
Pipelines | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates	7.00%	7.00%
Estimated useful lives	45 years	45 years
Wells
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 436,414,501
Changes in property, plant and equipment [abstract]
Ending balance		467,249,251	436,414,501
Wells | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		1,849,606,934	1,695,212,594
Changes in property, plant and equipment [abstract]
Acquisitions		67,196,720	94,119,630
Reclassifications		0	0
Capitalization		47,890,360	60,274,710
Disposals		(29,665,120)	0
Translation effect		0	0
Ending balance		1,935,028,894	1,849,606,934	1,695,212,594
Wells | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(1,413,192,433)	(1,341,888,963)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		(86,448,950)	(82,997,750)
Reclassifications		0	(53,980)
(Impairment)		(23,760,170)	(27,386,630)
Reversal of impairment		30,497,120	39,134,890
Disposals		25,124,790	0
Translation effect		0	0
Ending balance		(1,467,779,643)	(1,413,192,433)	(1,341,888,963)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		26,362,916
Changes in property, plant and equipment [abstract]
Ending balance		32,669,386	26,362,916
Buildings | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		77,850,512	73,956,002
Changes in property, plant and equipment [abstract]
Acquisitions		(10,680)	57,660
Reclassifications		1,620,720	252,930
Capitalization		7,835,170	1,864,030
Disposals		(9,320)	(242,880)
Translation effect		(1,849,780)	1,962,770
Ending balance		85,436,622	77,850,512	73,956,002
Buildings | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(51,487,596)	(48,568,206)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		(1,863,600)	(1,786,750)
Reclassifications		(96,200)	(34,000)
(Impairment)		(42,890)	(218,120)
Reversal of impairment		0	0
Disposals		8,290	59,210
Translation effect		714,760	(939,730)
Ending balance		$ (52,767,236)	(51,487,596)	(48,568,206)
Buildings | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates	3.00%	3.00%
Estimated useful lives	14 years	14 years
Buildings | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates	7.00%	7.00%
Estimated useful lives	33 years	33 years
Offshore platforms
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 125,494,530
Changes in property, plant and equipment [abstract]
Ending balance		$ 108,577,840	125,494,530
Depreciation rates	4.00%	4.00%
Estimated useful lives	25 years	25 years
Offshore platforms | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 428,679,320	425,259,020
Changes in property, plant and equipment [abstract]
Acquisitions		2,731,950	2,573,440
Reclassifications		(6,927,180)	(1,280,890)
Capitalization		604,370	2,135,690
Disposals		(10,782,430)	(7,940)
Translation effect		0	0
Ending balance		414,306,030	428,679,320	425,259,020
Offshore platforms | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(303,184,790)	(300,832,110)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		(13,364,700)	(12,839,730)
Reclassifications		1,385,140	53,950
(Impairment)		(12,365,330)	(9,356,010)
Reversal of impairment		14,903,160	19,784,040
Disposals		6,898,330	5,070
Translation effect		0	0
Ending balance		(305,728,190)	(303,184,790)	(300,832,110)
Furniture and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		8,612,854
Changes in property, plant and equipment [abstract]
Ending balance		11,152,624	8,612,854
Furniture and equipment | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		55,458,217	53,545,137
Changes in property, plant and equipment [abstract]
Acquisitions		3,285,650	2,922,890
Reclassifications		24,210	309,960
Capitalization		1,040,030	565,340
Disposals		(473,760)	(2,036,150)
Translation effect		(145,780)	151,040
Ending balance		59,188,567	55,458,217	53,545,137
Furniture and equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(46,845,363)	(46,934,913)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		(1,724,030)	(1,628,720)
Reclassifications		(1,750)	(309,710)
(Impairment)		0	0
Reversal of impairment		0	62,440
Disposals		470,340	2,030,670
Translation effect		64,860	(65,130)
Ending balance		$ (48,035,943)	(46,845,363)	(46,934,913)
Furniture and equipment | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates	3.00%	3.00%
Estimated useful lives	10 years	10 years
Furniture and equipment | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates	10.00%	10.00%
Estimated useful lives	33 years	33 years
Transportation equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 15,721,597
Changes in property, plant and equipment [abstract]
Ending balance		15,607,878	15,721,597
Transportation equipment | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		34,193,167	32,988,437
Changes in property, plant and equipment [abstract]
Acquisitions		1,722,480	817,850
Reclassifications		92,620	130,500
Capitalization		256,850	55,790
Disposals		(146,460)	(545,530)
Translation effect		(469,180)	746,120
Ending balance		35,649,477	34,193,167	32,988,437
Transportation equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(18,471,570)	(16,908,292)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		(1,742,534)	(1,706,388)
Reclassifications		(89,110)	(158,330)
(Impairment)		0	0
Reversal of impairment		0	0
Disposals		135,570	487,820
Translation effect		126,045	(186,380)
Ending balance		$ (20,041,599)	(18,471,570)	(16,908,292)
Transportation equipment | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates	4.00%	4.00%
Estimated useful lives	5 years	5 years
Transportation equipment | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates	20.00%	20.00%
Estimated useful lives	25 years	25 years
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 542,040,911
Changes in property, plant and equipment [abstract]
Ending balance		358,366,552	542,040,911
Construction in progress | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		595,534,110	480,504,766
Changes in property, plant and equipment [abstract]
Acquisitions		94,020,980	189,951,070
Reclassifications		77,520	(6,260)
Capitalization		(232,536,280)	(118,965,090)
Disposals		(713,060)	(5,117,236)
Translation effect		(32,298,830)	49,166,860
Ending balance		424,084,440	595,534,110	480,504,766
Construction in progress | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(53,493,199)	(56,933,419)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		0	0
Reclassifications		0	100
(Impairment)		(16,023,009)	(5,027,050)
Reversal of impairment		3,798,320	8,467,170
Disposals		0	0
Translation effect		0	0
Ending balance		(65,717,888)	(53,493,199)	(56,933,419)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		53,332,375
Changes in property, plant and equipment [abstract]
Ending balance		52,779,915	53,332,375
Land | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		53,332,375	52,888,295
Changes in property, plant and equipment [abstract]
Acquisitions		0	0
Reclassifications		0	27,740
Capitalization		580	27,440
Disposals		(228,880)	(62,990)
Translation effect		(324,160)	451,890
Ending balance		52,779,915	53,332,375	52,888,295
Land | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		0	0
Changes in property, plant and equipment [abstract]
Depreciation and amortization		0	0
Reclassifications		0	0
(Impairment)		0	0
Reversal of impairment		0	0
Disposals		0	0
Translation effect		0	0
Ending balance		0	0	0
Exploration and Extraction (formerly Pemex Exploration and Production)
Changes in property, plant and equipment [abstract]
Financing cost		$ 5,708,131	$ 7,937,219	$ 4,676,577
Exploration and Extraction (formerly Pemex Exploration and Production) | Bottom of range
Changes in property, plant and equipment [abstract]
Financing costs rates	8.35%	8.35%	7.82%	6.47%
Exploration and Extraction (formerly Pemex Exploration and Production) | Top of range
Changes in property, plant and equipment [abstract]
Financing costs rates	14.11%	14.11%	18.68%	7.62%
Oil and gas production assets
Changes in property, plant and equipment [abstract]
Plugging and abandonment cost		$ 130,244,785	$ 124,473,818	$ 115,208,527